Condensed consolidating financial information - Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets [Abstract]
Cash and cash equivalents	$ 125,895	$ 132,403	$ 126,461	$ 115,393	$ 163,242	$ 84,088
Restricted cash	797	1,050		791
Accounts receivable - net	36,225	12,432		9,475
Due from affiliates	11,789	16,651		17,417
Inventories	244,720	233,563		231,872
Prepaid and other current assets	18,968	22,210		42,412
Assets held for sale	0	22,313		30,697
Total current assets	438,394	440,622		448,057
Property, plant and equipment - net	1,012,564	1,026,285		1,232,256
Investment in subsidiaries	0	0		0
Due from affiliates - less current portion	0	0		0
Other assets	74,849	73,420		72,155
TOTAL	1,525,807	1,540,327		1,752,468	2,025,058
Accounts payable, trade	88,701	94,960		90,489
Due to affiliates	20,020	15,368		10,045
Accrued and other current liabilities	58,094	50,100		48,822
Accrued employee benefits costs	10,914	10,917		10,148
Industrial revenue bonds	7,815	7,815		7,815
Total current liabilities	185,544	179,160		167,319
Senior notes payable	247,809	247,699		247,278
Accrued pension benefits costs - less current portion	48,863	49,493		43,999
Accrued postretirement benefits costs - less current portion	126,729	126,355		125,999
Other liabilities	64,608	72,026		53,009
Intercompany loan	0	0		0
Deferred taxes	109,510	108,939		106,053
Total noncurrent liabilities	597,519	604,512		576,338
Series A Preferred stock	1	1		1
Common stock	944	944		942
Other shareholder's equity	741,799	755,710		1,007,868
Total shareholders’ equity	742,744	756,655		1,008,811	1,096,068	993,753
TOTAL	1,525,807	1,540,327		1,752,468
Consolidating Adjustments [Member]
Assets [Abstract]
Cash and cash equivalents	0	0	0	0	0	0
Restricted cash	0	0		0
Accounts receivable - net	0	0		0
Due from affiliates	0	0		0
Inventories	0	0		(2,525)
Prepaid and other current assets	0	0		0
Assets held for sale		0		0
Total current assets	0	0		(2,525)
Property, plant and equipment - net	0	0		0
Investment in subsidiaries	(745,561)	(753,899)		(593,604)
Due from affiliates - less current portion	(851,168)	(878,558)		(632,170)
Other assets	(31,791)	(31,722)		7,419
TOTAL	(1,628,520)	(1,664,179)		(1,220,880)
Accounts payable, trade	0	0		0
Due to affiliates	0	0		0
Accrued and other current liabilities	0	0		0
Accrued employee benefits costs	0	0		0
Industrial revenue bonds	0	0		0
Total current liabilities	0	0		0
Senior notes payable	0	0		0
Accrued pension benefits costs - less current portion	(31,791)	(31,722)		0
Accrued postretirement benefits costs - less current portion	0	0		0
Other liabilities	0	0		7,418
Intercompany loan	(851,168)	(878,558)		(634,170)
Deferred taxes	0	0		0
Total noncurrent liabilities	(882,959)	(910,280)		(626,752)
Series A Preferred stock	0	0		0
Common stock	(60)	(60)		(224,424)
Other shareholder's equity	(745,501)	(753,839)		(369,704)
Total shareholders’ equity	(745,561)	(753,899)		(594,128)
TOTAL	(1,628,520)	(1,664,179)		(1,220,880)
The Company [Member]
Assets [Abstract]
Cash and cash equivalents	39,218	36,670	49,667	58,421	70,683	47,274
Restricted cash	0	0		0
Accounts receivable - net	0	167		104
Due from affiliates	42	42		13
Inventories	180	180		180
Prepaid and other current assets	6,909	6,838		7,713
Assets held for sale		0		0
Total current assets	46,349	43,897		66,431
Property, plant and equipment - net	14,379	12,311		9,188
Investment in subsidiaries	693,468	702,659		593,604
Due from affiliates - less current portion	511,577	529,873		632,170
Other assets	28,754	28,215		29,536
TOTAL	1,294,527	1,316,955		1,330,929
Accounts payable, trade	4,404	6,125		2,380
Due to affiliates	2,637	417		2,143
Accrued and other current liabilities	13,825	11,950		11,247
Accrued employee benefits costs	1,932	1,932		1,824
Industrial revenue bonds	0	0		0
Total current liabilities	22,798	20,424		17,594
Senior notes payable	247,809	247,699		247,278
Accrued pension benefits costs - less current portion	46,136	46,390		39,831
Accrued postretirement benefits costs - less current portion	4,476	4,380		4,524
Other liabilities	4,499	4,160		3,307
Intercompany loan	226,065	237,247		0
Deferred taxes	0	0		0
Total noncurrent liabilities	528,985	539,876		294,940
Series A Preferred stock	1	1		1
Common stock	944	944		942
Other shareholder's equity	741,799	755,710		1,017,452
Total shareholders’ equity	742,744	756,655		1,018,395
TOTAL	1,294,527	1,316,955		1,330,929
Combined Guarantor Subsidiaries [Member]
Assets [Abstract]
Cash and cash equivalents	(24)	(255)	(74)	(3,647)	(1,187)	(1,158)
Restricted cash	797	794		791
Accounts receivable - net	35,999	11,883		8,891
Due from affiliates	11,747	16,606		14,493
Inventories	155,056	146,689		148,280
Prepaid and other current assets	2,795	5,699		16,242
Assets held for sale		0		0
Total current assets	206,370	181,416		185,050
Property, plant and equipment - net	320,527	328,069		361,626
Investment in subsidiaries	52,093	51,240		0
Due from affiliates - less current portion	325,392	346,893		0
Other assets	49,249	49,331		19,153
TOTAL	953,631	956,949		565,829
Accounts payable, trade	49,249	52,921		53,145
Due to affiliates	11,475	9,641		7,167
Accrued and other current liabilities	24,422	17,744		14,759
Accrued employee benefits costs	8,314	8,317		7,644
Industrial revenue bonds	7,815	7,815		7,815
Total current liabilities	101,275	96,438		90,530
Senior notes payable	0	0		0
Accrued pension benefits costs - less current portion	20,211	20,167		(11,021)
Accrued postretirement benefits costs - less current portion	120,502	120,242		119,911
Other liabilities	31,146	30,920		30,505
Intercompany loan	43,364	42,609		124,518
Deferred taxes	2,735	2,735		0
Total noncurrent liabilities	217,958	216,673		263,913
Series A Preferred stock	0	0		0
Common stock	1	1		0
Other shareholder's equity	634,397	643,837		211,386
Total shareholders’ equity	634,398	643,838		211,386
TOTAL	953,631	956,949		565,829
Combined Non-Guarantor Subsidiaries [Member]
Assets [Abstract]
Cash and cash equivalents	86,701	95,988	$ 76,868	60,619	$ 93,746	$ 37,972
Restricted cash	0	256		0
Accounts receivable - net	226	382		480
Due from affiliates	0	3		2,911
Inventories	89,484	86,694		85,937
Prepaid and other current assets	9,264	9,673		18,457
Assets held for sale		22,313		30,697
Total current assets	185,675	215,309		199,101
Property, plant and equipment - net	677,658	685,905		861,442
Investment in subsidiaries	0	0		0
Due from affiliates - less current portion	14,199	1,792		0
Other assets	28,637	27,596		16,047
TOTAL	906,169	930,602		1,076,590
Accounts payable, trade	35,048	35,914		34,964
Due to affiliates	5,908	5,310		735
Accrued and other current liabilities	19,847	20,406		22,816
Accrued employee benefits costs	668	668		680
Industrial revenue bonds	0	0		0
Total current liabilities	61,471	62,298		59,195
Senior notes payable	0	0		0
Accrued pension benefits costs - less current portion	14,307	14,658		15,189
Accrued postretirement benefits costs - less current portion	1,751	1,733		1,564
Other liabilities	28,963	36,946		11,779
Intercompany loan	581,739	598,702		509,652
Deferred taxes	106,775	106,204		106,053
Total noncurrent liabilities	733,535	758,243		644,237
Series A Preferred stock	0	0		0
Common stock	59	59		224,424
Other shareholder's equity	111,104	110,002		148,734
Total shareholders’ equity	111,163	110,061		373,158
TOTAL	$ 906,169	$ 930,602		$ 1,076,590